ASSET RETIREMENT OBLIGATION (Narrative) (Details) (USD $)	12 Months Ended
Dec. 31, 2012
Asset Retirement Obligation 1	$ 220,000
Asset Retirement Obligation 2	220,000
Asset Retirement Obligation 3	10.00%
Asset Retirement Obligation 4	2.00%
Asset Retirement Obligation 5	$ 220,961